Management Compensation Plans (Restricted Stock Units Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Performance Restricted and Time Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Holding period	7 years
Holding requirement range	0% to 75%
Unrecognized compensation expense	$ 13
Weighted-average term to recognize compensation expense	1 year
Performance Restricted Stock Units (PRSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Range of number of shares that will vest	zero to stretch
Director [Member] | Time Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Employee [Member] | Time Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Employee [Member] | Time Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years